Deerfield Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of valuation inputs
The Company used an independent valuation firm to assist in calculating the fair value of the Deerfield warrant obligation, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligation as of December 31, 2022 were as follows:

As of
December 31, 2022
Exercise price in USD	24.70 and 28.07
Share price in USD	3.84
Risk-free interest rate	4.3%
Expected volatility	70%
Expected term (months)	28.7 months
Dividend yield	—
Black-Scholes value in USD	0.20 and 0.16